Pensions - Summary of Changes in the Fair Value of the Pension Assets Classified as Level 3 Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Unobservable Inputs (Level 3)	Dec. 31, 2011 Unobservable Inputs (Level 3)
Balance, beginning of year	$ 8,229	$ 7,374	$ 7,495	$ 1,587	$ 1,338
Actual return on plan assets:
Assets still held at reporting date				63	177
Purchases, sales, issuances and settlements (net)				(53)	72
Net Plan Net Assets	$ 8,229	$ 7,374	$ 7,495	$ 1,597	$ 1,587